Note 7 - Debt - Long-term Debt (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Senior secured debt		$ 271,768	$ 114,084
Less: Deferred finance fees		(5,526)	(2,516)
Total long term debt net of deferred finance fees		266,242	111,568
Current portion of long term debt		27,169	10,210
Long term debt		239,073	101,358
Total long term debt net of deferred finance fees		266,242	111,568
Less: Deferred finance fees			(104)
Short term debt net of deferred finance fees			13,416
Total Debt net of deferred finance fees and debt discounts		266,242	140,655
Unsecured Notes [Member]
Short-term debt
AT Bank First Predelivery Facility [Member]
Short-term debt
AT Bank Second Predelivery Facility [Member]
Short-term debt			10,140
Alpha Bank Predelivery Facility [Member]
Short-term debt			3,380
Family Trading [Member]
Total long term debt net of deferred finance fees			15,671
Family Trading facility			24,744
Less debt discounts			(9,073)
Total long term debt net of deferred finance fees			15,671
ABN Bank [Member]
Senior secured debt	[1]	31,950	52,288
Norddeutsche Landesbank Girozentrale Bank [Member]
Senior secured debt		17,048	18,071
Alpha Bank [Member]
Senior secured debt		21,250	20,550
AT Bank [Member]
Senior secured debt		22,525	23,175
BoComm [Member]
Senior secured debt		45,223
CMBFL Leasing [Member]
Senior secured debt		91,412
Cargill International SA [Member]
Senior secured debt		31,860
AT Bank Bridge Facility [Member]
Senior secured debt		$ 10,500

[1]	M/T Nord Valiant is part of the ABN Facility security parties only in 2018.